Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Provisions, Beginning balance	£ 2,764
Additions	1,508
Amounts utilised	(1,585)
Unused amounts reversed	(343)
Exchange and other movements	(40)
Provisions, Ending balance	2,304
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	42
Additions	24
Amounts utilised	(13)
Unused amounts reversed	(25)
Exchange and other movements	0
Provisions, Ending balance	28
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	143
Additions	194
Amounts utilised	(109)
Unused amounts reversed	(60)
Exchange and other movements	(10)
Provisions, Ending balance	158
Undrawn contractually committed facilities and guarantees [member] | IFRSs 9 [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	322
Additions	806
Amounts utilised	0
Unused amounts reversed	(30)
Exchange and other movements	(34)
Provisions, Ending balance	1,064
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	1,155
Additions	0
Amounts utilised	(979)
Unused amounts reversed	(47)
Exchange and other movements	0
Provisions, Ending balance	129
Other customer redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	420
Additions	186
Amounts utilised	(195)
Unused amounts reversed	(44)
Exchange and other movements	1
Provisions, Ending balance	368
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	376
Additions	106
Amounts utilised	(171)
Unused amounts reversed	(45)
Exchange and other movements	2
Provisions, Ending balance	268
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	306
Additions	192
Amounts utilised	(118)
Unused amounts reversed	(92)
Exchange and other movements	1
Provisions, Ending balance	£ 289